RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES

The summary of amount due from and due to related parties as follows:

		As of
		June 30, 2025	December 31, 2024

Due from related parties consist of the following:
Ours Media Limited (“Ours Media”)	Due from related party	$31,603	$31,624
S T MENG PTE. LTD. (“S T Meng”)	Due from related party	63,737	—
		$95,340	$31,624

Due to related parties consist of the following:
Ms. Nga Fan Wong (“Ms. Wong”)	Due to director	$429,698	$68,026
Ms. Ho Ling Honnus Cheung (“Ms Cheung”)	Due to director	34,779	25,111
Mr. Liqian Liao (“Mr. Liao”)	Due to director	34,779	25,111
Ms. Rose Ellen Steinberg (“Ms. Steinberg”)	Due to director	34,779	25,111
Ours Media Hong Kong Limited (“Ours Media HK”)	Due to related party	28,256	184,948
Discovery Networks Asia-Pacific Pte Ltd. (“DNAP”)	Loan	1,185,793	1,162,920
		$1,748,084	$1,491,227

SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES
	Six months ended June 30,
	2025	2024

Revenue from related parties	$221	$—
Rental expenses paid to related parties	$53,902	$43,742
Loan interest expenses paid to related parties	$35,600	$35,675